Share Based Compensation - Additional Information (Details)				1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2021	Jan. 04, 2021	Jan. 03, 2020	Sep. 30, 2021 USD ($) Officers $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Officers $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($)	Aug. 31, 2019 shares	Dec. 31, 2018 $ / shares shares	Oct. 31, 2018 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares													$ 6.00
Share based compensation awards granted | shares							877,509		1,252,403
Share based compensation, contractual term							4 years 6 months 7 days		4 years 3 days
Share-based compensation | $							$ 2,200,000		$ 2,800,000		$ 15,000,000.0
Share based compensation unvested options, aggregate unrecognized compensation expense | $				$ 8,500,000	$ 8,500,000	$ 8,500,000	$ 8,500,000
Share based compensation unvested options, unrecognized compensation expense weighted average recognition period							2 years 1 month 2 days
Number of warrants issued | shares												214,178	8,784,872	321,268
Class of warrant or right, vesting | shares													0
Class of warrant or right, exercisable term											3 years
Class of warrant or right may not be exercised term											18 months
Warrant or right, for issuance, description							(i) the warrants may not be exercised for 18 months following the Issue Date; (ii) 50% of the warrants may be exercised between months 19-24 following the Issue Date; and (iii) the remaining 50% of the warrants may be exercised at any time thereafter until expiration.		(i) the warrants may not be exercised for 18 months following the Issue Date; (ii) 50% of the warrants may be exercised between months 19-24 following the Issue Date; and (iii) the remaining 50% of the warrants may be exercised at any time thereafter until expiration.
Warrants related to share-based compensation issued | shares							0	0	0	0
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 26.88	$ 26.88	$ 26.88	$ 26.88
Share-based compensation | $					$ 0
Number of executive officers | Officers				2			2
Number of officers awarded premium | Officers							2
Share based compensation arrangement awarded premium | $							$ 3,100,000
Number of officers allocated to incentivize cancellation and replacement | Officers							2
Share-based compensation expense recorded related to cancellation and replacement | $					$ 0
Restricted Stock Units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation options, vesting period							3 years
Restricted Stock Units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation options, vesting period							2 years
Cost of Goods Sold
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation | $							$ 200,000		$ 200,000
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation | $							1,600,000		2,100,000
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation | $							$ 400,000		$ 500,000
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, reserved for future issuance | shares				4,000,000	4,000,000	4,000,000	4,000,000
Share based compensation awards granted | shares						895,877
2021 Plan | Officers and Other Select Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation options, vesting period	3 years
2021 Plan | Officers and Other Select Employees | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, contractual term	7 years
2021 Plan | Officers and Other Select Employees | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, contractual term	6 years
2021 Plan | Officers and Other Select Employees | Restricted Stock Units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation options, vesting period	3 years
2021 Plan | Officers and Other Select Employees | Restricted Stock Units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation options, vesting period	2 years
2021 Plan | Directors and Officers | Vest on December 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage							33.33%
2021 Plan | Directors and Officers | Vest on December 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage							33.33%
2021 Plan | Directors and Officers | Vest on December 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage							33.33%
Prior Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares									$ 1.71
Share based compensation, number of further awards granted | shares				0	0	0	0
Expected term of bond yield rate							3 years		3 years
Share based compensation unvested options | shares				1,452,824	1,452,824	1,452,824	1,452,824
Prior Plan | Employees | Vest on December 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage		15.00%	15.00%
Prior Plan | Employees | Vest on December 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage		25.00%	25.00%
Prior Plan | Employees | Vest on December 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage		60.00%	60.00%
Prior Plan | Founding and Non-founding Members of Board of Directors | Vest on December 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage		50.00%	50.00%
Prior Plan | Founding and Non-founding Members of Board of Directors | Vest on December 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation option vesting rights, percentage		50.00%	50.00%